Convertible Secured Notes Payable (Details) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 14, 2014	Aug. 15, 2014	Apr. 16, 2014	Apr. 30, 2013	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013
Short-term Debt [Line Items]
Original Value - April 16, 2014						$ 1,339,000		$ 250,000
Amortization of debt discount			3,200,000			720,000
Capitalization of Interest Payable						2,000
Conversion and redemption of secured Notes Payable	2,711,000	2,711,000		671,000		(1,881,000)
Ending balance - December 31, 2014							1,339,000	250,000
Secured Notes [Member]
Short-term Debt [Line Items]
Original Value - April 16, 2014						4,575,000
Amortization of debt discount
Capitalization of Interest Payable						2,000
Conversion and redemption of secured Notes Payable						(4,577,000)
Ending balance - December 31, 2014
Debt Discount [Member]
Short-term Debt [Line Items]
Original Value - April 16, 2014						(3,236,000)
Amortization of debt discount						540,000
Capitalization of Interest Payable
Conversion and redemption of secured Notes Payable						2,696,000
Ending balance - December 31, 2014